November 2018 Private Placement (Details Narrative) - USD ($)	1 Months Ended	3 Months Ended	12 Months Ended
	Nov. 26, 2018	Nov. 30, 2020	Aug. 31, 2020	Aug. 31, 2019
November 2018 Private Placement units issued in exchange for convertible debt, Amount				$ 5,200,000
Interest payable to related party			$ 52,182
Estimated volatility rate		89.44%
Risk free interest rate		0.19%		1.84%
Expected life		4 years
November 2018 Private Placement [Member]
Issuance of common stock shares to purchase unit	16,666,667
Price per unit	$ 1.50
Unit price, description	Company’s equity securities at a price of $1.50 per Unit with each Unit comprised of (a) one share of common stock; and (b) one Series T Warrant to purchase one share of common stock at a price of $1.70 per share for a period of seven (7) years.
November 2018 Private Placement units issued, Shares	13,200,000
November 2018 Private Placement units issued, Amount	$ 19,800,000
November 2018 Private Placement units issued in exchange for convertible debt, Shares	3,466,667
November 2018 Private Placement units issued in exchange for convertible debt, Amount	$ 5,200,000
Number of shares unit exchange for cash	13,200,000
Relative fair value of common stock			13,687,151
Relative fair value of Series T Warrants			$ 11,312,849
Market price per share			$ 2.94
Estimated volatility rate			85.85%
Risk free interest rate			2.97%
Expected dividend rate			0.00%
Expected life			7 years
Kalen [Member] | November 2018 Private Placement [Member]
Capital corporation purchased units	13,100,000